ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 292,001	$ 208,897
Refund liabilities	168,118	73,184
Other taxes payable	7,826	33,099
Accrued operating expenses	40,323	9,508
Payable for investments and acquisitions	404	17,530
Professional service fee payable	13,994	2,199
Payable for acquisitions of intangible assets	1,436	2,688
Interest payable	1,267	1,698
Others	27,281	16,392
Accrued expenses and other current liabilities	$ 552,650	$ 365,195